Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr 0	SFr 5
Proceeds from transfer of assets	0	2,819
Cash received on interests that continue to be held	13	22
Cash flows between transferee and transferor non cash proceeds from new transfers	0	272
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	0	(1)
Proceeds from transfer of assets	0	6,799
Servicing fees	7	0
Cash received on interests that continue to be held	29	531
Cash flows between transferee and transferor non cash proceeds from new transfers	0	635
Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	7	23
Proceeds from transfer of assets	6,677	3,808
Purchases of previously transferred financial assets or their underlying collateral	(177)	(997)
Servicing fees	98	97
Cash received on interests that continue to be held	121	36
Cash flows between transferee and transferor non cash proceeds from new transfers	SFr 4,251	SFr 65